Employee information (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Classification of Employee Benefit

All figures in £ millions	Notes	2020	2019	2018
Employee benefit expense
Wages and salaries (including termination costs)		1,152	1,258	1,421
Social security costs		96	100	112
Share-based payment costs	26	29	25	37
Retirement benefits – defined contribution plans	25	47	57	56
Retirement benefits – defined benefit plans	25	13	13	23
Other post-retirement medical benefits	25	—	(1)	(12)

Total		1,337	1,452	1,637

Summary of Average Number of Employees
The details of the emoluments of the Directors of Pearson plc are shown in the report on Directors’ remuneration.

Average number employed	2020	2019	2018
Employee numbers
UK	4,204	4,345	4,420
Other European countries	865	852	975
US	10,916	12,226	12,431
Canada	323	398	673
Asia Pacific	3,133	2,748	3,493
Other countries	1,894	2,165	2,330

Total	21,335	22,734	24,322